Shareholders' Equity - Schedule of Treasury Shares (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Shareholders Equity[abstract]
Beginning balance	$ 25.7
Repurchase of shares in the period	2.5
Ending balance	$ 28.2
Quantity, Beginning balance | shares	4,291,938
Quantity, Repurchase of shares in the period | shares	1,540,300
Quantity, Ending balance | shares	5,832,238
Share value, Beginning balance | $ / shares	$ 6.0
Share value, Repurchase of shares in the period | $ / shares	1.6
Share value, Ending balance | $ / shares	$ 4.8
Net income of uses, Beginning balance	$ 0.0
Net income of uses, Repurchase of shares in the period	0.0
Net income of uses, Ending balance	$ 0.0